Unaudited Condensed Consolidated Interim Statements of Changes in Stockholders’ Deficit - USD ($) $ in Thousands		Preferred Stock	Common Stock		Common Stock Previously Reported	Additional paid-in capital		Accumulated deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling interest	Total
Balance at Sep. 30, 2023				[1]		$ 25,544		$ (31,769)	$ 32		$ (6,193)
Balance (in Shares) at Sep. 30, 2023			1,259,333
Stock-based compensation						230					230
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant				[1]		1,802					1,802
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)			47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities				[1]		213					213
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)			5,629
Issuance of common stock to settle accrued expenses and other current liabilities				[1]		1,880					1,880
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)			361,532
Issuance of stock purchase warrants						518					518
Issuance of common stock to settle loans payable – related parties				[1]		271					271
Issuance of common stock to settle loans payable – related parties (in Shares)			8,767
Issuance of common stock to settle due to affiliates				[1]		2,727					2,727
Issuance of common stock to settle due to affiliates (in Shares)			94,710
Issuance of common stock in connection with reverse recapitalization				[1]		150					150
Issuance of common stock in connection with reverse recapitalization (in Shares)			321,495
Foreign currency translation adjustments									(177)		(177)
Comprehensive income (loss) for the period								(8,519)			(8,519)
Balance at Sep. 30, 2024				[1]		33,335		(40,288)	(145)		(7,098)
Balance (in Shares) at Sep. 30, 2024			2,098,999
Rounding of post-split shares outstanding per transfer agent				[1]								[1]
Rounding of post-split shares outstanding per transfer agent (in Shares)			57
Stock-based compensation						6					6
Issuance of common stock as compensation for services				[1]		1,364					1,364
Issuance of common stock as compensation for services (in Shares)			847,500
Issuance of common stock in connection with Exit and Settlement Agreement				[1]		325					325
Issuance of common stock in connection with Exit and Settlement Agreement (in Shares)			140,100
Issuance of common stock as compensation to board of directors				[1]		959					959
Issuance of common stock as compensation to board of directors (in Shares)			690,000
Issuance of common stock to settle accrued expenses and other current liabilities				[1]		760					760
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)			354,660
Issuance of common stock to settle convertible notes payable				[1]		771					771
Issuance of common stock to settle convertible notes payable (in Shares)			319,952
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs				[1]								[1]
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs (in Shares)			230,000
Reclassification of stock purchase warrants from equity-classified to liability-classified						(238)					(238)
Issuance of common stock, net of issuance of costs				[1]		478					478
Issuance of common stock, net of issuance of costs ( in Shares)			249,263
Foreign currency translation adjustments									111		111
Comprehensive income (loss) for the period								(160,788)			(160,788)
Balance at Dec. 31, 2024				[2]		37,760		(201,076)	(34)		(163,350)
Balance (in Shares) at Dec. 31, 2024			39,444	[3]	4,930,531
Issuance of common stock from exercise of pre-funded warrants				[2]		3,056					3,056
Issuance of common stock from exercise of pre-funded warrants (in Shares)	[3]		667
Stock-based compensation						178					178
Foreign currency translation adjustments									(59)		(59)
Comprehensive income (loss) for the period								102,958			102,958
Balance at Mar. 31, 2025				[2]		40,994		(98,118)	(93)		(57,217)
Balance (in Shares) at Mar. 31, 2025	[3]		40,111
Balance at Dec. 31, 2024				[2]		37,760		(201,076)	(34)		(163,350)
Balance (in Shares) at Dec. 31, 2024			39,444	[3]	4,930,531
Comprehensive income (loss) for the period											105,977
Balance at Jun. 30, 2025				[2]		41,932		(95,099)	(216)		(53,383)
Balance (in Shares) at Jun. 30, 2025			42,967	[3]
Balance at Dec. 31, 2024				[2]		37,760		(201,076)	(34)		(163,350)
Balance (in Shares) at Dec. 31, 2024			39,444	[3]	4,930,531
Issuance of common stock from exercise of warrants			$ 1			31,918					31,919
Issuance of common stock from exercise of warrants (in Shares)			7,185,861
Stock-based compensation			$ 1			18,825					18,826
Stock-based compensation (in Shares)			3,370,000
Issuance of common stock and warrants for services performed				[1]		2,817					2,817
Issuance of common stock and warrants for services performed (in Shares)			310,000
Issuance of common stock in relation to settlement agreement				[1]		157					157
Issuance of common stock in relation to settlement agreement (in Shares)			12,500
Issuance of common stock in relation to conversion of note				[1]		1,792					1,792
Issuance of common stock in relation to conversion of note (in Shares)			503,455
Issuance of common stock from exercise of options				[1]			[1]					[1]
Issuance of common stock from exercise of options (in Shares)			85,710
Issuance of common stock in exchange for digital assets				[1]		4,360					4,360
Issuance of common stock in exchange for digital assets (in Shares)			522,710
Issuance of equity-classified warrants						7,080					7,080
Adjustments in relation to deconsolidation of subsidiary									213		213
Commitment to issue shares as penalty						300					300
Shares issued as commitment for ELOC agreement						1,250					1,250
Issuance of shares as collateral for investment				[1]			[1]					[1]
Issuance of shares as collateral for investment (in Shares)			2,000,000
Issuance of shares for settlement of debt on related party				[1]		509					509
Issuance of shares for settlement of debt on related party (in Shares)			105,000
Capital contribution – SCII						882				6,108	6,990
Accretion of noncontrolling interests subject to possible redemption
Accretion of Noncontrolling interests Subject to Possible Redemption						(4,913)				(1,981)	(6,894)
Foreign currency translation adjustments									(179)		(179)
Comprehensive income (loss) for the period								78,549		82	78,631
Balance at Dec. 31, 2025			$ 2			102,737		(122,527)		4,209	(15,579)
Balance (in Shares) at Dec. 31, 2025			152,206	[3]	19,025,767
Balance at Mar. 31, 2025				[2]		40,994		(98,118)	(93)		(57,217)
Balance (in Shares) at Mar. 31, 2025	[3]		40,111
Issuance of common stock in relation to settlement agreement				[2]		157					157
Issuance of common stock in relation to settlement agreement (in Shares)	[3]		100
Issuance of common stock in relation to conversion of note				[2]		781					781
Issuance of common stock in relation to conversion of note (in Shares)	[3]		2,082
Issuance of common stock from exercise of options	[2]
Issuance of common stock from exercise of options (in Shares)	[3]		674
Foreign currency translation adjustments									(123)		(123)
Comprehensive income (loss) for the period								3,019			3,019
Balance at Jun. 30, 2025				[2]		41,932		(95,099)	(216)		(53,383)
Balance (in Shares) at Jun. 30, 2025			42,967	[3]
Balance at Dec. 31, 2025			$ 2			102,737		(122,527)		4,209	(15,579)
Balance (in Shares) at Dec. 31, 2025			152,206	[3]	19,025,767
Issuance of common stock from exercise of warrants				[2]		4,960					4,960
Issuance of common stock from exercise of warrants (in Shares)	[3]		27,871
Stock-based compensation				[2]		1,907					1,907
Stock-based compensation (in Shares)	[3]		3,800
Issuance of common stock in relation to private placement				[2]			[2]					[2]
Issuance of common stock in relation to private placement (in Shares)	[3]		19,512
Issuance of preferred stock in relation to private placement
Issuance of preferred stock in relation to private placement (in Shares)		200
Issuance of common stock for purchase of subsidiaries			$ 1			24,902					24,903
Issuance of common stock for purchase of subsidiaries (in Shares)	[3]		52,963
Issuance of common stock in relation to conversion of note				[2]		3,153					3,153
Issuance of common stock in relation to conversion of note (in Shares)	[3]		13,000
Equity classified warrants issued as part of purchase of subsidiaries						45,646					45,646
Shares issued as penalty				[2]			[2]					[2]
Shares issued as penalty (in Shares)	[3]		585
Shares issued to settle commitment under ELOC agreement				[2]			[2]					[2]
Shares issued to settle commitment under ELOC agreement (in Shares)	[3]		2,439
Issuance of shares from ELOC exercises			$ 1			3,529					3,530
Issuance of shares from ELOC exercises (in Shares)	[3]		31,745
Issuance of shares for settlement of debt on related party				[2]		300					300
Issuance of shares for settlement of debt on related party (in Shares)	[3]		1,600
Subsidiary consolidation for the first time									(139)	1,739	1,600
Accretion of noncontrolling interests subject to possible redemption						(1,275)				(514)	(1,789)
Foreign currency translation adjustments									115	128	243
Comprehensive income (loss) for the period								(27,147)		796	(26,351)
Balance at Mar. 31, 2026			$ 4			185,859		(149,674)	(24)	6,358	42,523
Balance (in Shares) at Mar. 31, 2026		200	305,721	[3]
Balance at Dec. 31, 2025			$ 2			102,737		(122,527)		4,209	(15,579)
Balance (in Shares) at Dec. 31, 2025			152,206	[3]	19,025,767
Issuance of common stock in relation to conversion of note
Issuance of common stock from exercise of options
Shares issued to settle commitment under ELOC agreement (in Shares)											14,800
Foreign currency translation adjustments
Comprehensive income (loss) for the period											$ (107,780)
Balance at Jun. 30, 2026			$ 10			207,104		(232,162)	(276)	5,665	(19,659)
Balance (in Shares) at Jun. 30, 2026		200	758,660	[3]
Balance at Mar. 31, 2026			$ 4			185,859		(149,674)	(24)	6,358	42,523
Balance (in Shares) at Mar. 31, 2026		200	305,721	[3]
Issuance of common stock from exercise of warrants			$ 3			12,795					12,798
Issuance of common stock from exercise of warrants (in Shares)			211,544	[3]
Issuance of common stock in relation to conversion of note						2,139					2,139
Issuance of common stock in relation to conversion of note (in Shares)	[3]		33,395
Issuance of shares from ELOC exercises			$ 2			4,541					4,543
Issuance of shares from ELOC exercises (in Shares)	[3]		160,000
Issuance of common stock in connection with the VisionWave share exchange			$ 1			2,353					2,354
Issuance of common stock in connection with the VisionWave share exchange (in Shares)	[3]		48,000
Transaction with non-controlling interests and deconsolidation of subsidiary						358				(1,140)	(782)
Accretion of noncontrolling interests subject to possible redemption						(941)				(380)	(1,321)
Foreign currency translation adjustments									(252)	(231)	(483)
Comprehensive income (loss) for the period								(82,488)		1,058	(81,430)
Balance at Jun. 30, 2026			$ 10			$ 207,104		$ (232,162)	$ (276)	$ 5,665	$ (19,659)
Balance (in Shares) at Jun. 30, 2026		200	758,660	[3]

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.
[3]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).